UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2015

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the year ended December 31, 2015. The net asset values (NAV) per share at that date were $13.57, $13.50, $13.60, $13.60 and $13.59 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

	Six Months Ended December 31, 2015	Year Ended December 31, 2015
Cohen & Steers Preferred Securities and Income Fund—Class A	3.14%	5.78%
Cohen & Steers Preferred Securities and Income Fund—Class C	2.74%	5.09%
Cohen & Steers Preferred Securities and Income Fund—Class I	3.31%	6.20%
Cohen & Steers Preferred Securities and Income Fund—Class R	3.04%	5.67%
Cohen & Steers Preferred Securities and Income Fund—Class Z	3.31%	6.13%
BofA Merrill Lynch Fixed-Rate Preferred Securities Index[a]	5.25%	7.58%
Blended Benchmark—50% BofA Merrill Lynch U.S. Capital Securities Index/50% BofA Merrill Lynch Fixed-Rate Preferred Securities Index[a]	2.06%	4.18%
S&P 500 Index[a]	0.15%	1.38%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the a  The BofA Merrill Lynch Fixed-Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The BofA Merrill Lynch U.S. Capital Securities Index is a subset of the BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance. Benchmark returns are shown for comparative purposes only and may not be representative of the Fund's portfolio. The Fund's benchmarks do not include below-investment grade securities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

deduction of the maximum 3.75% initial sales charge on Class A shares and 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund's investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund's assets. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Market Review

Preferred securities had positive returns in 2015 and outperformed most fixed income classes, favored for their above-average income and defensive characteristics in an uncertain environment. The year was a challenging period for financial markets, as investors reacted to signs of economic deceleration in China, falling commodity prices and slowing global growth generally. In the U.S., the prospect for an interest-rate hike by the Federal Reserve (the Fed) occasionally weighed on sentiment, although when the Fed finally raised rates off of near-zero in December, by 0.25%, investors seemed to take it in stride. Interest rates were only modestly higher for the year, with the yield on the 10-year U.S. Treasury rising 10 basis points to 2.27%.

Preferreds, which generally offer the highest income rates in the investment-grade universe, outperformed Treasuries and corporate bonds by wide margins. They were even stronger compared with high-yield debt, reflecting preferreds' relative insulation from the weakness in commodities, energy and other cyclical sectors that weighed on high yield in the period. By contrast, the preferreds universe is heavily represented by issues from banks and insurance companies, which generally have relatively little direct exposure to energy and materials companies.

Fund Performance

The Fund had a positive total return for the year and outperformed its blended benchmark, aided by our overweight and security selection in the banking sector. Preferreds issued by banks outpaced the broader preferreds market. Sentiment was helped by significant strengthening of balance sheets and reductions in risk taking, which continued apace in 2015, as banks complied with ever-more stringent regulatory edicts stemming from the financial crisis.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Large U.S. banks reported some of their best financial results seen in the past several years. In addition to improvements in trading activity, loan growth and balance sheets, banks made progress in controlling costs. Furthermore, investors considered the possibility that loan resets (based on short-term rates) would improve bank net interest margins and overall profitability.

The Fund's performance was aided by its allocation to contingent capital securities (CoCos), a relatively new and evolving source of Tier 1 capital issued so far primarily by European banks. Against a supportive monetary policy backdrop as the European Central Bank expanded its easing program in the period, demand for the above-average income these securities offer remained strong, easily absorbing new supply.

Also aiding performance was our underweight and security selection in the utilities sector, which had a flat return in the period. In particular, we did not own a security from a French electric company that declined, in part due to concerns regarding the company's plans to finance a nuclear power expansion.

Our overweight in preferreds issued by real estate investment trusts (REITs) helped performance as well, as the group solidly outperformed. In addition to a favorable technical backdrop, whereby declining supply helped lift prices of existing preferred securities, real estate companies generally met high earnings expectations. Notable trends from a credit standpoint included favorable asset-disposition guidance and a general continued move towards more conservative balance sheet management. REITs, which have a strong domestic focus, are also generally perceived to be more insulated from global economic weakness. However, our security selection in the real estate sector hindered relative returns, somewhat offsetting the benefit of our overweight in the sector.

Security selection in the telecommunications sector also detracted from the Fund's relative performance. This partly reflected our out-of-index allocation to a long-dated issue that struggled amid heavy new issuance and as bond yields modestly rose.

Impact of Derivatives on Fund Performance

The Fund used derivatives in the form of forward foreign currency exchange contracts in order to manage currency risk on certain Fund positions denominated in foreign currencies. These contracts contributed to the Fund's total return during the 12-month period ended December 31, 2015.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Sincerely,

ROBERT H. STEERS	JOSEPH M. HARVEY
Chairman	Portfolio Manager

WILLIAM F. SCAPELL	ELAINE ZAHARIS-NIKAS
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)

Class A—Growth of a $10,000 Investment

Class C—Growth of a $10,000 Investment

Class I—Growth of a $100,000 Investment

Class R—Growth of a $10,000 Investment

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)—(Continued)

Class Z—Growth of a $10,000 Investment

Average Annual Total Returns—For Periods Ended December 31, 2015

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	1.81%[b]	4.09%[c]	—	—	—
1 Year (without sales charge)	5.78%	5.09%	6.20%	5.67%	6.13%
5 Years (with sales charge)	8.00%[b]	8.12%	—	—	—
5 Years (without sales charge)	8.83%	8.12%	9.23%	—	—
Since Inception[d] (with sales charge)	8.71%[b]	8.72%	—	—	—
Since Inception[d] (without sales charge)	9.45%	8.72%	9.83%	5.90%	6.37%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2015 prospectus, as supplemented on June 17, 2015, October 30, 2015 and November 6, 2015, were as follows: Class A—1.19% and 1.19%; Class C—1.84% and 1.84%; Class I—0.94% and 0.85%;

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)—(Continued)

Class R—1.34% and 1.34%; and Class Z—0.84% and 0.84%. The investment advisor has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2017, so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.20% for Class A shares, 1.85% for Class C shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.85% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a  The comparative indices are not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. The Fund's benchmarks do not include below-investment-grade securities. The Fund's performance assumes the reinvestment of all dividends and distributions at NAV. For more information, including charges and expenses, please read the prospectus carefully before you invest.

b  Reflects a 3.75% front-end sales charge.

c  Reflects a contingent deferred sales charge of 1.00%.

d  Inception date of May 3, 2010 for Class A, C and I shares and October 1, 2014 for Class R and Z shares.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2015—December 31, 2015.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period[a] July 1, 2015– December 31, 2015
Class A
Actual (3.14% return)	$1,000.00	$1,031.40	$6.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.16	$6.11
Class C
Actual (2.74% return)	$1,000.00	$1,027.40	$9.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.93	$9.35
Class I
Actual (3.31% return)	$1,000.00	$1,033.10	$4.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.92	$4.33
Class R
Actual (3.04% return)	$1,000.00	$1,030.40	$6.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.82
Class Z
Actual (3.31% return)	$1,000.00	$1,033.10	$4.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.92	$4.33

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 1.20%, 1.84%, 0.85%, 1.34% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

December 31, 2015
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
General Electric Co., 4.00%, Series A	$99,662,873	2.1
Rabobank Nederland, 11.00%, 144A (Netherlands)	98,096,641	2.1
Wells Fargo & Co., 7.98%, Series K	89,715,600	1.9
Bank of America Corp., 6.50%, Series Z	79,781,210	1.7
MetLife Capital Trust IV, 7.875%, due 12/15/67, 144A	76,155,800	1.6
Morgan Stanley, 6.375%, Series I	72,882,980	1.6
Lloyds Banking Group PLC, 7.50% (United Kingdom)	72,856,875	1.6
JPMorgan Chase & Co., 7.90%, Series I	70,735,950	1.5
JPMorgan Chase & Co., 6.75%, Series S	69,294,375	1.5
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)	66,206,997	1.4

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown
(Based on Net Assets)
(Unaudited)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

December 31, 2015

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	34.2%
BANKS	9.6%
Astoria Financial Corp., 6.50%, Series C		157,571	$4,159,874
Bank of America Corp., 6.625%, Series W		434,556	11,646,101
Bank of America Corp., 6.50%, Series Y		1,831,883	48,947,914
BB&T Corp., 5.625%, Series E		471,524	12,302,061
BB&T Corp., 5.20%, Series G		299,698	7,546,396
Capital One Financial Corp., 6.70%, Series D		349,175	9,619,771
Citigroup, 6.875%, Series K		508,358	14,162,854
Citigroup Capital XIII, 6.692%, due 10/30/40		800,000	20,792,000
Countrywide Capital IV, 6.75%, due 4/1/33		507,052	12,828,416
Farm Credit Bank of Texas, 6.75%, 144Aa		211,700	22,096,187
Fifth Third Bancorp, 6.625%, Series I		722,189	20,871,262
First Republic Bank, 6.20%, Series B		427,908	11,206,911
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)		2,610,686	66,206,997
JPMorgan Chase & Co., 5.50%, Series O		168,765	4,269,586
JPMorgan Chase & Co., 5.45%, Series P		496,398	12,529,086
JPMorgan Chase & Co., 6.125%, Series Y		697,800	18,226,536
PNC Financial Services Group, 6.125%, Series P		571,449	16,309,154
PrivateBancorp, 7.125%, due 10/30/42		433,704	11,536,526
Regions Financial Corp., 6.375%, Series B		1,288,441	34,955,404
SunTrust Banks, 5.875%, Series E		452,430	11,713,413
US Bancorp, 6.50%, Series F		353,188	10,136,496
Wells Fargo & Co., 5.85%		1,480,158	38,661,727
Wells Fargo & Co., 6.625%		186,640	5,362,167
Wells Fargo & Co., 6.00%, Series V		197,775	5,217,304
Zions Bancorp, 7.90%, Series F		357,785	9,581,482
Zions Bancorp, 6.30%, Series G		355,092	9,278,199
			450,163,824
BANKS—FOREIGN	1.7%
Barclays Bank PLC, 7.10%, Series III (United Kingdom)		871,828	22,641,373
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)		861,761	22,707,403
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)		368,873	9,553,811

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
RBS Capital Funding Trust VI, 6.25%, Series F (United Kingdom)		296,822	$7,462,105
RBS Capital Funding Trust VII, 6.08%, Series G (United Kingdom)		743,867	18,544,604
			80,909,296
DIVERSIFIED FINANCIAL SERVICES	0.2%
State Street Corp., 5.90%, Series D		288,410	7,983,189
ELECTRIC	1.4%
INTEGRATED ELECTRIC	0.4%
Integrys Energy Group, 6.00%, due 8/1/73		616,877	15,942,446
REGULATED ELECTRIC	1.0%
Southern Co./The, 6.25%, due 10/15/75		1,777,500	47,796,975
TOTAL ELECTRIC			63,739,421
FINANCIAL	3.0%
INVESTMENT ADVISORY SERVICES	0.2%
Affiliated Managers Group, 6.375%, due 8/15/42		419,576	11,185,896
INVESTMENT BANKER/BROKER	2.8%
Charles Schwab Corp./The, 6.00%, Series C		592,000	15,942,560
Morgan Stanley, 6.875%		1,463,781	40,619,923
Morgan Stanley, 6.375%, Series I		2,746,156	72,882,980
			129,445,463
TOTAL FINANCIAL			140,631,359
INDUSTRIALS—CHEMICALS	1.2%
CHS, 6.75%		833,495	22,346,001
CHS, 7.50%, Series 4		337,525	9,130,051
CHS, 7.10%, Series II		931,510	25,402,278
			56,878,330
INSURANCE	5.3%
LIFE/HEALTH INSURANCE—FOREIGN	0.4%
Aegon NV, 6.50% (Netherlands)		660,689	17,085,418
MULTI-LINE	1.6%
Allstate Corp., 6.625%, Series E		808,136	22,482,343
Hanover Insurance Group/The, 6.35%, due 3/30/53		408,438	10,402,916

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
Hartford Financial Services Group, 7.875%, due 4/15/42		662,960	$20,949,536
WR Berkley Corp., 5.625%, due 4/30/53		820,824	20,865,346
			74,700,141
MULTI-LINE—FOREIGN	2.3%
ING Groep N.V., 6.375% (Netherlands)		22,050	568,449
ING Groep N.V., 7.05% (Netherlands)		1,288,129	33,414,066
ING Groep N.V., 7.20% (Netherlands)		1,139,208	29,608,016
PartnerRe Ltd., 6.50%, Series D (Bermuda)		973,561	26,529,537
PartnerRe Ltd., 7.25%, Series E (Bermuda)		380,000	10,856,600
PartnerRe Ltd., 5.875%, Series F (Bermuda)		372,949	9,696,674
			110,673,342
REINSURANCE	0.3%
Reinsurance Group of America, 6.20%, due 9/15/42		561,870	16,316,705
REINSURANCE—FOREIGN	0.7%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)		533,876	13,768,662
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)		338,689	8,897,360
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)		320,272	8,589,695
			31,255,717
TOTAL INSURANCE			250,031,323
INTEGRATED TELECOMMUNICATIONS SERVICES	0.6%
Qwest Corp., 6.625%, due 9/15/55		401,453	10,108,587
Qwest Corp., 6.875%, due 10/1/54		378,458	9,745,293
Qwest Corp., 7.00%, due 4/1/52		248,907	6,391,932
			26,245,812
PIPELINES	0.1%
NuStar Logistics LP, 7.625%, due 1/15/43		103,420	2,142,862
REAL ESTATE	9.5%
DIVERSIFIED	4.0%
Colony Capital, 7.125%		464,352	10,173,952
Colony Financial, 8.50%, Series A		454,820	11,356,855
Coresite Realty Corp., 7.25%, Series A		406,311	10,763,178
DuPont Fabros Technology, 7.875%, Series A		568,329	14,390,090

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
Equity Commonwealth, 6.50%, Series D		402,733	$9,963,615
National Retail Properties, 5.70%, Series E		684,045	16,971,157
NorthStar Realty Finance Corp., 8.50%, Series D		538,434	12,383,982
NorthStar Realty Finance Corp., 8.75%, Series E		463,102	10,906,052
Retail Properties of America, 7.00%		506,582	13,019,157
Urstadt Biddle Properties, 7.125%, Series F		277,630	7,280,847
VEREIT, 6.70%, Series F		1,946,420	47,881,932
Vornado Realty Trust, 6.625%, Series G		357,904	9,108,657
Vornado Realty Trust, 5.40%, Series L		318,000	7,727,400
Wells Fargo Real Estate Investment Corp., 6.375%, Series A		301,681	7,894,992
			189,821,866
HEALTH CARE	0.2%
Sabra Health Care REIT, 7.125%, Series A		318,175	8,033,918
HOTEL	1.6%
Chesapeake Lodging Trust, 7.75%, Series A		395,206	10,184,459
Hersha Hospitality Trust, 8.00%, Series B		376,369	9,533,427
Hersha Hospitality Trust, 6.875%, Series C		199,569	5,017,165
Hospitality Properties Trust, 7.125%, Series D		357,406	9,238,945
LaSalle Hotel Properties, 6.375%, Series I		360,722	9,187,589
Pebblebrook Hotel Trust, 7.875%, Series A		300,977	7,560,542
Pebblebrook Hotel Trust, 6.50%, Series C		170,000	4,299,300
Summit Hotel Properties, 7.125%		317,800	8,119,790
Sunstone Hotel Investors, 8.00%, Series D		450,870	11,420,537
			74,561,754
INDUSTRIALS	0.5%
First Potomac Realty Trust, 7.75%, Series A		620,436	15,666,009
Gramercy Property Trust, 7.125%, Series A		252,096	6,302,400
			21,968,409
OFFICE	0.5%
Corporate Office Properties Trust, 7.375%, Series L		352,000	9,049,920
PS Business Parks, 6.45%, Series S		217,689	5,731,751
PS Business Parks, 6.00%, Series T		417,562	10,664,534
			25,446,205

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
RESIDENTIAL	0.5%
APARTMENT	0.4%
American Homes 4 Rent, 5.50%, Series C		392,187	$10,079,206
Apartment Investment & Management Co., 6.875%		240,000	6,153,600
			16,232,806
MANUFACTURED HOME	0.1%
Equity Lifestyle Properties, 6.75%, Series C		261,988	6,746,191
TOTAL RESIDENTIAL			22,978,997
SELF STORAGE	0.3%
Public Storage, 5.875%, Series A		264,256	6,989,571
Public Storage, 5.375%, Series V		340,557	8,667,176
			15,656,747
SHOPPING CENTERS	1.6%
COMMUNITY CENTER	0.7%
Cedar Realty Trust, 7.25%, Series B		447,900	11,063,130
DDR Corp., 6.50%, Series J		236,707	5,965,016
Saul Centers, 6.875%, Series C		360,731	9,433,116
WP GLIMCHER, 7.50%, Series H		214,700	5,504,908
			31,966,170
REGIONAL MALL	0.9%
CBL & Associates Properties, 7.375%, Series D		1,036,149	26,204,208
Pennsylvania REIT, 8.25%, Series A		265,069	6,841,431
Taubman Centers, 6.50%, Series J		170,050	4,339,676
Taubman Centers, 6.25%, Series K		280,000	7,140,000
			44,525,315
TOTAL SHOPPING CENTERS			76,491,485
SPECIALTY	0.3%
Digital Realty Trust, 6.35%, Series I		499,000	12,814,320
TOTAL REAL ESTATE			447,773,701
TRANSPORT—MARINE—FOREIGN	0.2%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)		17,659	429,114
Seaspan Corp., 9.50%, Series C (Hong Kong)		415,287	10,373,869
			10,802,983

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
UTILITIES	1.4%
PPL Capital Funding, 5.90%, due 4/30/73, Series B		257,400	$6,640,920
SCE Trust III, 5.75%		590,928	15,807,324
SCE Trust IV, 5.375%, Series J		1,600,000	43,456,000
			65,904,244
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,531,070,467)			1,603,206,344
PREFERRED SECURITIES—CAPITAL SECURITIES	60.9%
BANKS	16.5%
AgriBank FCB, 6.875%		127,000	13,434,225
Bank of America Corp., 6.10%, Series AA		33,280,000	33,779,200
Bank of America Corp., 6.50%, Series Z		75,622,000	79,781,210
Citigroup, 5.875%, Series O		41,300,000	41,041,875
Citigroup, 5.95%, Series Q		16,750,000	16,713,937
Citigroup, 6.125%, Series R		26,691,000	27,258,184
Citizens Financial Group, 5.50%, 144Aa		10,100,000	9,968,700
CoBank ACB, 6.25%, 144Aa		315,300	32,525,181
CoBank ACB, 6.125%, Series G		200,200	18,149,391
Countrywide Capital III, 8.05%, due 6/15/27, Series B		3,000,000	3,706,551
Farm Credit Bank of Texas, 10.00%, Series I		22,200	27,410,063
Goldman Sachs Capital I, 6.345%, due 2/15/34		10,183,000	11,946,685
Goldman Sachs Capital II, 4.00%, (FRN)		6,278,000	4,441,685
Goldman Sachs Group/The, 5.375%, Series M		23,136,000	23,020,320
Huntington Bancshares, 8.50%, Series A (Convertible)		7,788	10,591,680
JPMorgan Chase & Co., 7.90%, Series Ib		69,400,000	70,735,950
JPMorgan Chase & Co., 6.75%, Series S		63,500,000	69,294,375
JPMorgan Chase & Co., 6.125%, Series U		6,400,000	6,480,000
JPMorgan Chase & Co., 5.30%, Series Z		33,525,000	33,483,094
PNC Financial Services Group, 6.75%		32,152,000	34,241,880
Sovereign Real Estate Investment Trust, 12.00%, 144Aa		4,090	5,201,458
US Bancorp, 5.125%, Series I		20,534,000	20,656,177
Wells Fargo & Co., 7.98%, Series K		86,265,000	89,715,600
Wells Fargo & Co., 5.90%, Series S		13,326,000	13,475,918
Wells Fargo & Co., 5.875%, Series U		57,250,000	60,327,187
Zions Bancorp, 7.20%, Series J		14,714,000	15,762,373
			773,142,899

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
BANKS—FOREIGN	21.1%
Allied Irish Banks PLC, 7.375%, Series EMTN (EUR) (Ireland)		33,600,000	$37,085,337
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)[a]		3,338,000	3,636,730
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)		18,000,000	19,333,278
Bank of Ireland, 7.375% (EUR) (Ireland)		20,400,000	23,223,643
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)		13,800,000	15,740,625
Barclays Bank PLC, 6.86%, 144A (United Kingdom)[a]		18,938,000	21,636,665
Barclays PLC, 7.875% (GBP) (United Kingdom)		24,150,000	35,672,850
Barclays PLC, 8.00% (EUR) (United Kingdom)		8,000,000	9,451,028
Barclays PLC, 8.25% (United Kingdom)		43,109,000	46,044,550
BNP Paribas, 7.195%, 144A (France)[a]		26,671,000	30,538,295
BNP Paribas, 7.375%, 144A (France)[a]		53,500,000	54,971,250
Credit Suisse Group AG, 7.50%, 144A (Switzerland)[a]		23,559,000	24,838,631
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)[a]		39,216,945	48,040,758
HBOS Capital Funding LP, 6.85% (United Kingdom)		5,296,000	5,375,774
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)[a]		35,454,000	53,358,270
HSBC Holdings PLC, 6.375% (United Kingdom)		42,200,000	42,252,750
Intesa Sanpaolo SpA, 7.70%, 144A (Italy)[a]		30,150,000	30,767,472
Lloyds Banking Group PLC, 7.50% (United Kingdom)		68,250,000	72,856,875
Lloyds Banking Group PLC, 6.657%, 144A (United Kingdom)[a]		6,979,000	7,842,651
Nationwide Building Society, 10.25%, due 12/6/99 (GBP) (United Kingdom)		32,306,000	61,693,128
Rabobank Nederland, 8.40% (Netherlands)		11,993,000	12,918,680
Rabobank Nederland, 11.00%, 144A (Netherlands)[a]		79,222,000	98,096,641
Royal Bank of Scotland Group PLC, 7.50% (United Kingdom)		30,775,000	32,121,406
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)		38,629,000	48,044,819
Royal Bank of Scotland Group PLC, 8.00% (United Kingdom)		20,500,000	21,730,000
Santander UK Group Holdings PLC, 7.375% (GBP) (United Kingdom)		13,200,000	19,815,353

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
Societe Generale SA, 8.875% (GBP) (France)		13,192,000	$21,489,650
Standard Chartered PLC, 7.014%, 144A (United Kingdom)[a]		8,950,000	9,654,813
UBS AG, 7.625%, due 8/17/22 (Switzerland)		15,000,000	17,122,575
UBS Group AG, 6.875% (Switzerland)		25,800,000	25,583,951
UBS Group AG, 7.125% (Switzerland)		35,315,000	37,080,750
			988,019,198
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.9%
Depository Trust & Clearing Corp/The, 4.875%, Series C, 144Aa		24,000,000	23,880,000
State Street Corp., 5.25%, Series F		19,975,000	20,099,844
			43,979,844
INDUSTRIALS—DIVERSIFIED MANUFACTURING	3.1%
General Electric Co., 4.00%, Series A		99,538,450	99,662,873
General Electric Co., 4.10%, Series B		45,121,830	45,065,428
			144,728,301
INSURANCE	16.8%
LIFE/HEALTH INSURANCE	6.5%
MetLife, 5.25%, Series C		62,486,000	63,735,720
MetLife Capital Trust IV, 7.875%, due 12/15/67, 144Aa		62,168,000	76,155,800
MetLife Capital Trust X, 9.25%, due 4/8/68, 144Aa		31,895,000	44,094,837
Principal Financial Group, 4.70%, due 5/15/55		23,450,000	23,367,925
Provident Financing Trust I, 7.405%, due 3/15/38		15,475,000	17,099,875
Prudential Financial, 5.375%, due 5/15/45		15,050,000	15,050,000
Prudential Financial, 5.625%, due 6/15/43		48,483,000	49,695,075
Prudential Financial, 5.875%, due 9/15/42		16,650,000	17,390,925
			306,590,157
LIFE/HEALTH INSURANCE—FOREIGN	4.1%
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (Japan)[a]		14,200,000	14,839,000
Dai-Ichi Mutual Life, 7.25%, 144A (Japan)[a]		19,398,000	22,755,309
Demeter BV (Swiss Re Ltd.), 5.75%, due 8/15/50 (Netherlands)		21,800,000	21,817,440
La Mondiale Vie, 7.625% (France)		32,750,000	35,308,266
Meiji Yasuda Life Insurance Co., 5.20%, due 10/20/45, 144A (Japan)[a]		63,900,000	65,908,505

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)[a]		13,400,000	$14,070,000
Sumitomo Life Insurance Co., 6.50%, due 9/20/73, 144A (Japan)[a]		15,500,000	17,352,250
			192,050,770
MULTI-LINE	0.7%
American International Group, 8.175%, due 5/15/68, (FRN)		24,609,000	32,422,357
MULTI-LINE—FOREIGN	1.1%
Aviva PLC, 8.25% (United Kingdom)		14,517,000	15,824,242
AXA SA, 8.60%, due 12/15/30 (France)		13,198,000	17,800,789
AXA SA, 6.463%, 144A (France)[a]		18,675,000	19,179,225
			52,804,256
PROPERTY CASUALTY	1.4%
Farmers Exchange Capital II, 6.151%, due 11/1/53, 144Aa		3,220,000	3,472,812
Liberty Mutual Group, 7.80%, due 3/7/87, 144Aa		54,386,000	62,136,005
			65,608,817
PROPERTY CASUALTY—FOREIGN	2.3%
Atradius Finance BV, 5.25%, due 9/23/44 (EUR) (Netherlands)		13,800,000	13,464,514
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)[a]		12,886,000	15,124,942
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)[a]		19,752,000	21,826,770
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)		37,028,000	38,786,830
RL Finance Bonds No. 3 PLC, 6.125%, due 11/13/28 (GBP) (United Kingdom)		11,800,000	17,729,138
			106,932,194
REINSURANCE—FOREIGN	0.7%
Aquarius + Investments PLC, 8.25% (Switzerland)		30,800,000	33,595,100
TOTAL INSURANCE			790,003,651

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

		Number of Shares	Value
INTEGRATED TELECOMMUNICATIONS SERVICES	0.6%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)[a]		24,262	$29,205,382
UTILITIES	1.9%
ELECTRIC UTILITIES	0.3%
NextEra Energy Capital Holdings, 7.30%, due 9/1/67, Series D		16,343,000	15,659,862
ELECTRIC UTILITIES—FOREIGN	1.3%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)[a]		51,599,000	58,887,359
MULTI-UTILITIES	0.3%
Dominion Resources, 5.75%, due 10/1/54		13,942,000	13,695,227
TOTAL UTILITIES			88,242,448
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$2,770,202,367)			2,857,321,723
		Principal Amount
CORPORATE BONDS—INTEGRATED TELECOMMUNICATIONS SERVICES	0.9%
Embarq Corp., 7.995%, due 6/1/36		$16,660,000	17,201,450
Frontier Communications Corp., 9.00%, due 8/15/31		33,500,000	28,307,500
TOTAL CORPORATE BONDS (Identified cost—$51,011,770)			45,508,950
		Number of Shares
SHORT-TERM INVESTMENTS	1.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.07%[c]		64,300,000	64,300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$64,300,000)			64,300,000
TOTAL INVESTMENTS (Identified cost—$4,416,584,604)	97.4%		4,570,337,017
OTHER ASSETS IN EXCESS OF LIABILITIES	2.6		121,479,005
NET ASSETS	100.0%		$4,691,816,022

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Forward foreign currency exchange contracts outstanding at December 31, 2015 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	64,858,096	USD	68,557,602	1/5/16	$(1,926,921)
Brown Brothers Harriman	EUR	10,951,344	USD	11,626,823	1/5/16	(274,548)
Brown Brothers Harriman	EUR	10,155,440	USD	11,045,970	1/5/16	9,548
Brown Brothers Harriman	GBP	12,929,296	USD	19,484,320	1/5/16	423,951
Brown Brothers Harriman	GBP	93,429,754	USD	140,622,057	1/5/16	2,887,911
Brown Brothers Harriman	USD	156,794,512	GBP	106,359,050	1/5/16	3
Brown Brothers Harriman	USD	93,402,561	EUR	85,964,880	1/5/16	19,755
Brown Brothers Harriman	EUR	79,956,371	USD	86,921,850	2/2/16	(30,784)
Brown Brothers Harriman	GBP	105,849,676	USD	156,037,559	2/2/16	(18,474)
						$1,090,441

Glossary of Portfolio Abbreviations

EUR  Euro Currency

FRN  Floating Rate Note

GBP  Great British Pound

REIT  Real Estate Investment Trust

TruPS  Trust Preferred Securities

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Resale is restricted to qualified institutional investors. Aggregate holdings equal 20.1% of the net assets of the Fund, of which 0.0% are illiquid.

b  A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $6,115,500 in aggregate has been segregated as collateral.

c  Rate quoted represents the annualized seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS:
Investments in securities, at value (Identified cost—$4,416,584,604)	$4,570,337,017
Cash	84,937,388
Foreign currency, at value (Identified cost—$2,826,281)	2,799,639
Receivable for:
Dividends and interest	41,314,583
Fund shares sold	32,461,403
Investment securities sold	668,009
Unrealized appreciation on forward foreign currency exchange contracts	3,341,168
Other assets	102,517
Total Assets	4,735,961,724
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	2,250,727
Payable for:
Investment securities purchased	30,143,474
Fund shares redeemed	7,720,624
Investment management fees	2,552,132
Shareholder servicing fees	451,081
Administration fees	193,903
Distribution fees	38,556
Directors' fees	687
Other liabilities	794,518
Total Liabilities	44,145,702
NET ASSETS	$4,691,816,022
NET ASSETS consist of:
Paid-in capital	$4,533,989,294
Dividends in excess of net investment income	(2,234,876)
Accumulated undistributed net realized gain	5,307,234
Net unrealized appreciation	154,754,370
$4,691,816,022

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

December 31, 2015

CLASS A SHARES:
NET ASSETS	$779,368,579
Shares issued and outstanding ($0.001 par value common stock outstanding)	57,446,163
Net asset value and redemption price per share	$13.57
Maximum offering price per share ($13.57 ÷ 0.9625)[a]	$14.10
CLASS C SHARES:
NET ASSETS	$683,474,142
Shares issued and outstanding ($0.001 par value common stock outstanding)	50,617,489
Net asset value and offering price per share[b]	$13.50
CLASS I SHARES:
NET ASSETS	$3,228,736,115
Shares issued and outstanding ($0.001 par value common stock outstanding)	237,493,889
Net asset value, offering and redemption price per share	$13.60
CLASS R SHARES:
NET ASSETS	$204,836
Shares issued and outstanding ($0.001 par value common stock outstanding)	15,065
Net asset value, offering and redemption price per share	$13.60
CLASS Z SHARES:
NET ASSETS	$32,350
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,381
Net asset value, offering and redemption price per share	$13.59

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

Investment Income:
Interest income (net of $32,159 of foreign withholding tax)	$133,424,584
Dividend income	98,173,691
Total Investment Income	231,598,275
Expenses:
Investment management fees	27,264,832
Distribution fees—Class A	1,610,997
Distribution fees—Class C	4,606,017
Distribution fees—Class R	509
Shareholder servicing fees—Class A	644,399
Shareholder servicing fees—Class C	1,535,339
Shareholder servicing fees—Class I	1,082,702
Administration fees	2,484,801
Transfer agent fees and expenses	1,455,486
Registration and filing fees	409,264
Shareholder reporting expenses	276,455
Directors' fees and expenses	242,892
Custodian fees and expenses	221,098
Proxy expenses	125,674
Professional fees	119,633
Line of credit fees	19,088
Miscellaneous	154,926
Total Expenses	42,254,112
Reduction of Expenses (See Note 2)	(1,707,187)
Net Expenses	40,546,925
Net Investment Income	191,051,350
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,705,086
Foreign currency transactions	9,926,605
Net realized gain	11,631,691
Net change in unrealized appreciation (depreciation) on:
Investments	11,840,164
Foreign currency translations	158,353
Net change in unrealized appreciation (depreciation)	11,998,517
Net realized and unrealized gain	23,630,208
Net Increase in Net Assets Resulting from Operations	$214,681,558

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Change in Net Assets:
From Operations:
Net investment income	$191,051,350	$145,019,006
Net realized gain	11,631,691	25,996,560
Net change in unrealized appreciation (depreciation)	11,998,517	104,995,530
Net increase in net assets resulting from operations	214,681,558	276,011,096
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(30,515,439)	(26,885,442)
Class C	(25,315,796)	(22,470,913)
Class I	(133,993,158)	(89,488,900)
Class R	(4,728)	(74)
Class Z	(764)	(86)
Net realized gain:
Class A	(2,689,958)	(3,832,107)
Class C	(2,502,752)	(3,748,666)
Class I	(10,773,153)	(13,647,180)
Class R	(488)	(69)
Class Z	(91)	(69)
Return of capital:
Class A	(2,947,501)	—
Class C	(2,469,333)	—
Class I	(12,850,286)	—
Class R	(463)	—
Class Z	(66)	—
Total dividends and distributions to shareholders	(224,063,976)	(160,073,506)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	1,536,819,642	908,623,008
Total increase in net assets	1,527,437,224	1,024,560,598
Net Assets:
Beginning of year	3,164,378,798	2,139,818,200
End of year[a]	$4,691,816,022	$3,164,378,798

a  Includes dividends in excess of net investment income of $2,234,876 and $1,401,119, respectively.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Year Ended December 31,
Per Share Operating Performance:	2015	2014	2013	2012	2011
Net asset value, beginning of year	$13.56	$12.87	$13.34	$11.69	$12.10
Income (loss) from investment operations:
Net investment income[a]	0.65	0.71	0.69	0.71	0.75
Net realized and unrealized gain (loss)	0.12	0.76	(0.35)	1.80	(0.35)
Total from investment operations	0.77	1.47	0.34	2.51	0.40
Less dividends and distributions to shareholders from:
Net investment income	(0.64)	(0.69)	(0.70)	(0.73)	(0.70)
Net realized gain	(0.06)	(0.09)	(0.06)	(0.11)	—
Return of capital	(0.06)	—	(0.05)	(0.02)	(0.11)
Total dividends and distributions to shareholders	(0.76)	(0.78)	(0.81)	(0.86)	(0.81)
Redemption fees retained by the Fund	—	—	—	—	0.00 [b]
Net increase (decrease) in net asset value	0.01	0.69	(0.47)	1.65	(0.41)
Net asset value, end of year	$13.57	$13.56	$12.87	$13.34	$11.69
Total investment return[c,d]	5.78%	11.61%	2.55%	22.04%	3.32%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$779.4	$568.2	$425.5	$413.6	$136.4
Ratio of expenses to average daily net assets (before expense reduction)	1.19%	1.19%	1.20%	1.22%[e]	1.29%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.17%	1.12%	1.10%	1.10%[e]	1.06%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	4.75%	5.18%	5.10%	5.45%[e]	5.95%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	4.77%	5.25%	5.20%	5.57%[e]	6.18%[e]
Portfolio turnover rate	46%	41%	56%	39%	44%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Does not reflect sales charges, which would reduce return.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class C
	For the Year Ended December 31,
Per Share Operating Performance:	2015	2014	2013	2012	2011
Net asset value, beginning of year	$13.49	$12.81	$13.29	$11.65	$12.06
Income (loss) from investment operations:
Net investment income[a]	0.56	0.62	0.60	0.63	0.67
Net realized and unrealized gain (loss)	0.12	0.75	(0.36)	1.79	(0.34)
Total from investment operations	0.68	1.37	0.24	2.42	0.33
Less dividends and distributions to shareholders from:
Net investment income	(0.55)	(0.60)	(0.61)	(0.65)	(0.63)
Net realized gain	(0.06)	(0.09)	(0.06)	(0.11)	—
Return of capital	(0.06)	—	(0.05)	(0.02)	(0.11)
Total dividends and distributions to shareholders	(0.67)	(0.69)	(0.72)	(0.78)	(0.74)
Redemption fees retained by the Fund	—	—	—	—	0.00 [b]
Net increase (decrease) in net asset value	0.01	0.68	(0.48)	1.64	(0.41)
Net asset value, end of year	$13.50	$13.49	$12.81	$13.29	$11.65
Total investment return[c,d]	5.09%	10.85%	1.83%	21.31%	2.69%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$683.5	$548.6	$465.8	$410.5	$152.1
Ratio of expenses to average daily net assets (before expense reduction)	1.84%	1.84%	1.86%	1.87%[e]	1.94%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.82%	1.77%	1.75%	1.75%[e]	1.71%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	4.08%	4.53%	4.47%	4.82%[e]	5.36%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	4.10%	4.60%	4.58%	4.94%[e]	5.59%[e]
Portfolio turnover rate	46%	41%	56%	39%	44%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class I
	For the Year Ended December 31,
Per Share Operating Performance:	2015	2014	2013	2012	2011
Net asset value, beginning of year	$13.58	$12.88	$13.36	$11.70	$12.10
Income (loss) from investment operations:
Net investment income[a]	0.70	0.76	0.74	0.76	0.80
Net realized and unrealized gain (loss)	0.12	0.76	(0.37)	1.80	(0.35)
Total from investment operations	0.82	1.52	0.37	2.56	0.45
Less dividends and distributions to shareholders from:
Net investment income	(0.68)	(0.73)	(0.74)	(0.77)	(0.74)
Net realized gain	(0.06)	(0.09)	(0.06)	(0.11)	—
Return of capital	(0.06)	—	(0.05)	(0.02)	(0.11)
Total dividends and distributions to shareholders	(0.80)	(0.82)	(0.85)	(0.90)	(0.85)
Redemption fees retained by the Fund	—	—	—	—	0.00 [b]
Net increase (decrease) in net asset value	0.02	0.70	(0.48)	1.66	(0.40)
Net asset value, end of year	$13.60	$13.58	$12.88	$13.36	$11.70
Total investment return[c]	6.20%	12.00%	2.82%	22.52%	3.74%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$3,228.7	$2,047.6	$1,248.5	$982.4	$413.7
Ratio of expenses to average daily net assets (before expense reduction)	0.88%	0.90%	0.87%	0.87%[d]	0.94%[d]
Ratio of expenses to average daily net assets (net of expense reduction)	0.83%	0.77%	0.75%	0.75%[d]	0.71%[d]
Ratio of net investment income to average daily net assets (before expense reduction)	5.07%	5.49%	5.47%	5.83%[d]	6.47%[d]
Ratio of net investment income to average daily net assets (net of expense reduction)	5.12%	5.62%	5.59%	5.95%[d]	6.70%[d]
Portfolio turnover rate	46%	41%	56%	39%	44%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class R
Per Share Operating Performance:	For the Year Ended December 31, 2015	For the Period October 1, 2014[a] through December 31, 2014
Net asset value, beginning of period	$13.58	$13.55
Income (loss) from investment operations:
Net investment income[b]	0.64	0.17
Net realized and unrealized gain	0.12	0.05
Total from investment operations	0.76	0.22
Less dividends and distributions to shareholders from:
Net investment income	(0.62)	(0.10)
Net realized gain	(0.06)	(0.09)
Return of capital	(0.06)	—
Total dividends and distributions to shareholders	(0.74)	(0.19)
Net increase in net asset value	0.02	0.03
Net asset value, end of period	$13.60	$13.58
Total investment return[c]	5.67%	1.66%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$204.8	$10.0
Ratio of expenses to average daily net asset (before expense reduction)	1.34%	1.36%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.33%	1.30%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	4.73%	4.88%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	4.74%	4.94%[e]
Portfolio turnover rate	46%	41%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class Z
Per Share Operating Performance:	For the Year Ended December 31, 2015	For the Period October 1, 2014[a] through December 31, 2014
Net asset value, beginning of period	$13.58	$13.55
Income (loss) from investment operations:
Net investment income[b]	0.71	0.18
Net realized and unrealized gain	0.10	0.06
Total from investment operations	0.81	0.24
Less dividends and distributions to shareholders from:
Net investment income	(0.68)	(0.12)
Net realized gain	(0.06)	(0.09)
Return of capital	(0.06)	—
Total dividends and distributions to shareholders	(0.80)	(0.21)
Net increase in net asset value	0.01	0.03
Net asset value, end of period	$13.59	$13.58
Total investment return[c]	6.13%	1.78%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$32.4	$10.0
Ratio of expenses to average daily net assets (before expense reduction)	0.84%	0.85%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	0.83%	0.80%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	5.20%	5.35%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	5.21%	5.40%[e]
Portfolio turnover rate	46%	41%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund's investment objective is total return. On July 22, 2014, the Board of Directors of the Fund approved the Fund's offering of Class R and Class Z shares. Class R and Class Z shares became available for investment on October 1, 2014, on which date the Fund sold 738 shares each of Class R and Class Z for $20,000 to Cohen & Steers Capital Management, Inc. (the investment advisor). The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic (ASC) 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of December 31, 2015, there was a transfer of $15,942,446 from Level 1 to Level 2, which resulted from a change in the use of a quoted price to an evaluated mean price, supplied by an independent pricing service, for one security.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities— $25 Par Value:
Banks	$450,163,824	$428,067,637	$22,096,187	$—
Electric— Integrated Electric	15,942,446	—	15,942,446	—
Other Industries	1,137,100,074	1,137,100,074	—	—
Preferred Securities— Capital Securities:
Banks	773,142,899	10,591,680	739,200,370	23,350,849
Other Industries	2,084,178,824	—	2,084,178,824	—
Corporate Bonds	45,508,950	—	45,508,950	—
Short-Term Investments	64,300,000	—	64,300,000	—
Total Investments[a]	$4,570,337,017	$1,575,759,391	$2,971,226,777	$23,350,849	[b]
Forward foreign currency exchange contracts	$3,341,168	$—	$3,341,168	$—
Total Appreciation in Other Financial Instruments[a]	$3,341,168	$—	$3,341,168	$—

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Forward foreign currency exchange contracts	$(2,250,727)	$—	$(2,250,727)	$—
Total Depreciation in Other Financial Instruments[a]	$(2,250,727)	$—	$(2,250,727)	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

b  Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities—$25 Par Value—Banks	Preferred Securities—Capital Securities—Banks
Balance as of December 31, 2014	$32,674,875	$5,521,500	$27,153,375
Change in unrealized appreciation (depreciation)	(63,354)	(320,042)	256,688
Transfers into Level 3[a]	18,149,391	—	18,149,391
Transfers out of Level 3[b]	(27,410,063)	—	(27,410,063)
Transfers within Level 3[c]	—	(5,201,458)	5,201,458
Balance as of December 31, 2015	$23,350,849	$—	$23,350,849

The change in unrealized appreciation (depreciation) attributable to securities owned on December 31, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $(345,261).

a  Transfers from Level 2 to Level 3 are due to a decrease in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine prices.

b  Transfers from Level 3 to Level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase in available market inputs to determine prices.

c  As of December 31, 2015, transfers within Level 3 occured due to changes in sector classifications.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Foreign Securities: The Fund directly purchases securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the year ended December 31, 2015, a portion of the dividends have been reclassified to distributions from net realized gain and return of capital.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of December 31, 2015, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund.

For the seven months ended July 31, 2015, the investment advisor had contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) did not exceed 1.15% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares, 1.30% for Class R shares and 0.80% for Class Z shares. On June 16, 2015, the Board of Directors of the Fund approved an amendment to the Fund's fee waiver/expense reimbursement agreement, effective August 1, 2015 through June 30, 2017, whereby the investment advisor contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.20% for Class A shares, 1.85% for Class C shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.85% for Class Z shares. This contractual agreement may be amended or terminated at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the year ended December 31, 2015, fees waived and/or expenses reimbursed totaled $1,707,187.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the year ended December 31, 2015, the Fund incurred $1,947,488 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the year ended December 31, 2015, the Fund has been advised that the distributor received $321,158 in sales commissions from the sale of Class A shares and $72,443 and $64,672 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $48,859 for the year ended December 31, 2015.

Other: The Fund may have shareholders investing indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institution regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets at disadvantageous times or prices, and may negatively affect the Fund's net asset value and performance.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the year ended December 31, 2015, totaled $3,187,501,947 and $1,755,477,155, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at December 31, 2015 and the effect of derivatives held during the year ended December 31, 2015, along with the respective location in the financial statements.

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Exchange Risk:
Forward foreign currency exchange contracts[a]	Unrealized appreciation	$3,341,168	Unrealized depreciation	$2,250,727

a  Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting arrangement or another similar agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Statement of Operations
Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign Exchange Risk:
Forward foreign currency exchange contracts	Net Realized and Unrealized Gain (Loss)	$9,571,463	$175,146

The following summarizes the volume of the Fund's forward foreign currency exchange contracts activity during the year ended December 31, 2015:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$162,681,527
Ending Notional Amount	$242,959,409

Note 5. Income Tax Information

The tax character of dividends and distributions paid was as follows:

	For the Year Ended December 31,
	2015	2014
Ordinary income	$189,829,885	$138,845,415
Long-term capital gain	15,966,442	21,228,091
Return of capital	18,267,649	—
Total dividends and distributions	$224,063,976	$160,073,506

As of December 31, 2015, the tax-basis components of accumulated earnings and the federal tax cost were as follows:

Cost for federal income tax purposes	$4,411,419,657
Gross unrealized appreciation	$188,132,266
Gross unrealized depreciation	(29,214,906)
Net unrealized appreciation	$158,917,360

In addition, the Fund incurred short-term capital losses of $1,096,150 and net ordinary losses of $859,889 after October 31, 2015, that it has elected to treat as arising in the following fiscal year.

As of December 31, 2015, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities, unrealized appreciation on passive foreign investment companies

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

and certain fixed income securities and permanent book/tax differences primarily attributable to foreign currency transactions and certain fixed income securities. To reflect reclassifications arising from the permanent differences, paid-in capital was charged $716,741, accumulated undistributed net realized gain was credited $2,771,963 and dividends in excess of net investment income was charged $2,055,222. Net assets were not affected by this reclassification.

Note 6. Capital Stock

The Fund is authorized to issue 1 billion shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Year Ended December 31, 2015		For the Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class A:
Sold	29,848,638	$407,252,247	24,536,116	$331,309,716
Issued as reinvestment of dividends and distributions	1,953,750	26,613,376	1,623,321	21,954,144
Redeemed	(16,260,221)	(221,779,427)	(17,324,045)	(235,008,522)
Net increase	15,542,167	$212,086,196	8,835,392	$118,255,338
Class C:
Sold	14,576,166	$198,077,811	9,931,187	$133,870,398
Issued as reinvestment of dividends and distributions	1,185,191	16,070,080	981,479	13,204,866
Redeemed	(5,793,968)	(78,687,960)	(6,626,530)	(88,836,132)
Net increase	9,967,389	$135,459,931	4,286,136	$58,239,132
Class I:
Sold	150,748,349	$2,062,202,741	100,572,541	$1,365,576,432
Issued as reinvestment of dividends and distributions	5,566,014	75,949,086	3,168,006	42,954,832
Redeemed	(69,554,300)	(949,096,248)	(49,913,921)	(676,422,726)
Net increase	86,760,063	$1,189,055,579	53,826,626	$732,108,538

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

	For the Year Ended December 31, 2015		For the Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class R:[a]
Sold	22,474	$306,880	738	$10,000
Issued as reinvestments of dividends and distributions	278	3,757	—	—
Redeemed	(8,425)	(114,963)	—	—
Net increase	14,327	$195,674	738	$10,000
Class Z:[a]
Sold	1,624	$22,003	738	$10,000
Issued as reinvestment of dividends and distributions	24	328	—	—
Redeemed	(5)	(69)	—	—
Net increase	1,643	$22,262	738	$10,000

a  Inception date of October 1, 2014.

Note 7. Borrowings

The Fund, in conjunction with other Cohen & Steers open-end funds, was a party to a $50,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement (as applicable), which expired January 22, 2016. The Fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement. As approved by the Board of Directors on December 8, 2015, the Fund did not renew the credit agreement.

During the year ended December 31, 2015, the Fund did not borrow under the credit agreement.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after December 31, 2015 through the date that the financial statements were issued, and had determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
Cohen & Steers Preferred Securities and Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cohen & Steers Preferred Securities and Income Fund, Inc. (the "Fund") at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 23, 2016

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

PROXY RESULTS (Unaudited)

Cohen & Steers Preferred Securities and Income Fund, Inc. shareholders voted on the following proposals at the annual meeting held on December 17, 2015. The description of each proposal and number of shares voted are as follows:

Common Shares

	Shares Voted For	Authority Withheld
To elect Directors:
Michael Clark	232,639,523.891	1,218,042.242
Bonnie Cohen	232,191,966.000	1,665,600.133
George Grossman	232,175,624.494	1,681,941.639
Joseph Harvey	232,645,041.086	1,212,525.047
Dean Junkans	232,663,893.537	1,193,672.596
Richard E. Kroon	232,254,008.284	1,603,557.849
Gerald J. Maginnis	232,609,231.551	1,248,334.582
Jane F. Magpiong	232,548,741.523	1,308,824.610
Richard J. Norman	232,228,681.188	1,628,884.945
Frank K. Ross	232,244,080.350	1,613,485.783
Robert H. Steers	230,199,284.531	3,658,281.602
C. Edward Ward, Jr.	232,274,284.087	1,583,282.046

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

TAX INFORMATION—2015 (Unaudited)

Pursuant to the Jobs and Growth Relief Reconciliation Act of 2003, the Fund designates qualified dividend income of $156,725,614. Additionally, 41.41% of the ordinary dividends qualified for the dividends received deduction available to corporations. Also, the Fund designates a long-term capital gain distribution of $15,966,368 at the 20% maximum rate.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets. To the extent this occurs, the Fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Election of Directors

On December 17, 2015, stockholders of the Fund approved the election of 12 directors, with each director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies. Please refer to the section titled "Proxy Results" for the stockholder meeting results and the section titled "Management of the Fund" for the biographical information of each director.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its investment advisor, administrator, co-administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the investment advisor, administrator and co-administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Board of Directors.

The Board of Directors and officers of the Fund and their principal occupations during at least the past five years are set forth below. The statement of additional information (SAI) includes additional information about fund directors and is available, without charge, upon request by calling 800-330-7348.

Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Interested Directors[4]
Robert H. Steers 1953	Director and Chairman	Until next election of directors	Chief Executive Officer of Cohen & Steers Capital Management, Inc. (CSCM or the Advisor) and its parent, Cohen & Steers, Inc. (CNS) since 2014. Prior to that, Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and CNS since 2004.	22	Since 1991
Joseph M. Harvey 1963	Director and Vice President	Until next election of directors	President and Chief Investment Officer of the Advisor since 2003 and President of CNS since 2004.	22	Since 2014

  (table continued on next page)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

(table continued from previous page)

Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Disinterested Directors
Michael G. Clark 1965	Director	Until next election of directors	From 2006 to 2011, President and Chief Executive Officer of DWS Funds and Managing Director of Deutsche Asset Management.	22	Since 2011
Bonnie Cohen 1942	Director	Until next election of directors	Consultant. Board Member, DC Public Library Foundation since 2012, President since 2014; Board member, Telluride Mountain Film Festival since 2010; Trustee, H. Rubenstein Foundation since 1996; Trustee, District of Columbia Public Libraries from 2004 to 2014.	22	Since 2001
George Grossman 1953	Director	Until next election of directors	Attorney-at-law.	22	Since 1996
Dean Junkans 1959	Director	Until next election of directors

C.F.A.; Chief Investment Officer at Wells Fargo Private Bank from 2004 to 2014 and Chief Investment Officer of the Wealth, Brokerage and Retirement group at Wells Fargo & Company from 2011 to 2014; Member and former Chair, Claritas Advisory Committee at the CFA Institute since 2013; Board Member and Investment Committee member, Bethel University Foundation since 2010; formerly, Corporate Executive Board Member of the National Chief Investment Officers Circle, 2010 to 2015; formerly, Member of the Board of Governors of the University of Wisconsin Foundation, River Falls, 1996 to 2004; U.S. Army Veteran, Gulf War.

				22	Since 2015

  (table continued on next page)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

(table continued from previous page)

Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Richard E. Kroon 1942	Director	Until next election of directors	Member of Investment Committee, Monmouth University since 2004; Retired Chairman and Managing Partner of Sprout Group venture capital funds, then an affiliate of Donaldson, Lufkin and Jenrette Securities Corporation from 1981 to 2001. Former Director of the National Venture Capital Association from 1997 to 2000, and Chairman for the year 2000.	22	Since 2004
Gerald J. Maginnis 1955	Director	Until next election of directors	Philadelphia Office Managing Partner, KPMG LLP from 2006 to 2015; Partner in Charge, KPMG Pennsylvania Audit Practice from 2002 to 2008; President, Pennsylvania Institute of Certified Public Accountants (PICPA) from 2014 to 2015; member, PICPA Board of Directors; member, Council of the American Institute of Certified Public Accountants (AICPA); member, Board of Trustees of AICPA Foundation.	22	Since 2015

  (table continued on next page)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

(table continued from previous page)

Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Jane F. Magpiong 1960	Director	Until next election of directors	President, Untap Potential since 2013; Board Member, Crespi High School Since 2014; Senior Managing Director, TIAA-CREF, from 2011 to 2013; National Head of Wealth Management, TIAA-CREF, from 2008 to 2011; and prior to that, President, Bank of America Private Bank from 2005 to 2008.	22	Since 2015
Richard J. Norman 1943	Director	Until next election of directors	Private Investor. Member, Montgomery County, Maryland Department of Corrections Volunteer Corps. since February 2010; Liason for Business Leadership, Salvation Army World Service Organization (SAWSO) since 2010; Advisory Board Member, The Salvation Army since 1985; Prior thereto, Investment Representative of Morgan Stanley Dean Witter from 1966 to 2000.	22	Since 2001

  (table continued on next page)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

(table continued from previous page)

Name, Address and Year of Birth[1]	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Frank K. Ross 1943	Director	Until next election of directors	Visiting Professor of Accounting and Director of the Center for Accounting Education at Howard University School of Business since 2004; Board member and member of Audit Committee (Chairman from 2007 to 2012) and Human Resources and Compensation Committee, Pepco Holdings, Inc. (electric utility) from 2004 to 2014; Formerly, Mid-Atlantic Area Managing Partner for Assurance Services at KPMG LLP and Managing Partner of its Washington, DC offices from 1995 to 2003.	22	Since 2004
C. Edward Ward, Jr. 1946	Director	Until next election of directors	Member of The Board of Trustees of Manhattan College, Riverdale, New York from 2004 to 2014. Formerly Director of closed-end fund management for the New York Stock Exchange (the NYSE) where he worked from 1979 to 2004.	22	Since 2004

1  The address for each director is 280 Park Avenue, New York, NY 10017.

2  On March 12, 2008, the Board of Directors adopted a mandatory retirement policy stating a Director must retire from the Board on December 31st of the year in which he or she turns 75 years of age.

3  The length of time served represents the year in which the Director was first elected or appointed to any fund in the Cohen & Steers fund complex.

4  "Interested person", as defined in the 1940 Act, of the Fund because of affiliation with CSCM (Interested Directors).

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

The officers of the Fund (other than Messrs. Steers and Harvey, whose biographies are provided above), their address, their year of birth and their principal occupations for at least the past five years are set forth below.

Name, Address and Year of Birth[1]	Position(s) Held With Fund	Principal Occupation During At Least the Past 5 Years	Length of Time Served[2]
Adam M. Derechin 1964	President and Chief Executive Officer	Chief Operating Officer of CSCM since 2003 and CNS since 2004.	Since 2005
William F. Scapell 1968	Vice President	Executive Vice President of CSCM since 2014. Prior to that, Senior Vice President of CSCM since 2003.	Since 2003
Elaine Zaharis-Nikas 1973	Vice President	Senior Vice President of CSCM since 2014. Prior to that, Vice President of CSCM since 2003.	Since 2015
Tina M. Payne 1974	Secretary and Chief Legal Officer	Senior Vice President and Associate General Counsel of CSCM since 2010.	Since 2007
James Giallanza 1966	Treasurer and Chief Financial Officer	Executive Vice President of CSCM since 2014 and prior to that Senior Vice President of CSCM since 2006.	Since 2006
Lisa D. Phelan 1968	Chief Compliance Officer

Executive Vice President of CSCM since 2015 and prior to that, Senior Vice President of CSCM since 2008. Chief Compliance Officer of CSCM, the Cohen & Steers funds, Cohen & Steers Asia Limited and CSSL since 2007, 2006, 2005 and 2004, respectively.

Since 2006

1  The address of each officer is 280 Park Avenue, New York, NY 10017.

2  Officers serve one-year terms. The length of time served represents the year in which the officer was first elected to that position in any fund in the Cohen & Steers fund complex. All of the officers listed above are officers of one or more of the other funds in the complex.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX, CPRRX, CPXZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

William F. Scapell
Vice President

Elaine Zaharis-Nikas
Vice President

Tina M. Payne
Secretary and Chief Legal Officer

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—CPXAX
Class  C—CPXCX
Class   I—CPXIX
Class   R—CPRRX
Class   Z—CPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

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CPXAXAR

Annual Report December 31, 2015

Cohen & Steers Preferred Securities and Income Fund

Item 2. Code of Ethics.

The Registrant has adopted an Amended and Restated Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Code of Ethics was in effect during the reporting period. The Registrant has not amended the Code of Ethics as described in Form N-CSR during the reporting period. The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the reporting period. A current copy of the Code of Ethics is available on the Registrant’s website at https://www.cohenandsteers.com/assets/content/uploads/Code_of_Ethics_for_Principal_Executive_and_Principal_Financial_Officers_of_the_Funds.pdf. Upon request, a copy of the Code of Ethics can be obtained free of charge by calling 800-330-7348 or writing to the Secretary of the Registrant, 280 Park Avenue, 10th floor, New York, NY 10017.

Item 3. Audit Committee Financial Expert.

The registrant’s board has determined that Michael G. Clark and Frank K. Ross, each a member of the board’s audit committee, are each an “audit committee financial expert”.  Mr. Clark and Mr. Ross are each “independent,” as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) — (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2015	2014
Audit Fees	$47,700	$47,700
Audit-Related Fees	$0	$0
Tax Fees	$6,600	$6,600
All Other Fees	$0	$0

Tax fees were billed in connection with tax compliance services, including the preparation and review of federal and state tax returns.

(e)(1)                   The audit committee is required to pre-approve audit and non-audit services performed for the registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the registrant’s principal accountant for the registrant’s investment advisor and any sub-advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant, if the engagement for services relates directly to the operations and financial reporting of the registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the board of directors of the registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting.  The audit committee may not delegate its responsibility to pre-

approve services to be performed by the registrant’s principal accountant to the investment advisor.

(e)(2)                   No services included in (b) — (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                   Not applicable.

(g)                                  For the fiscal years ended December 31, 2015 and December 31, 2014, the aggregate fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and for non-audit services rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant were:

	2015	2014
Registrant	$6,600	$6,600
Investment Advisor	$0	$15,000

(h)                                 The registrant’s audit committee considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer

Date: March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: March 4, 2016